FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

6.FINANCING RECEIVABLES, NET

6.1Financing receivables consists of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Financing receivables	87,493,512	16,339,718	2,238,532
Less: allowance for financing receivables	(57,971,477)	(10,654,622)	(1,459,677)
Total financing receivables, net	29,522,035	5,685,096	778,855

6.2The following table presents the aging of financing receivables principal as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Aging of financing receivables principal:
Current	—	—	—
1-30 days past due	725,481	151,676	20,780
31-60 days past due	4,855,149	330,761	45,314
61-90 days past due	12,799,478	2,339,039	320,447
91-120 days past due	22,550,528	3,926,692	537,955
121-150 days past due	23,294,975	4,729,843	647,986
151-180 days past due	23,267,901	4,861,707	666,050
	87,493,512	16,339,718	2,238,532

6.3Movement of allowance for financing receivables was as follows:

		As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at the beginning of the year	60,673,961	57,971,477	7,942,060
Adjustment due to the adoption of ASC 326	13,774,216	—	—
Reversal	(234,217,651)	(220,198,793)	(30,167,111)
Recovery	162,845,410	172,881,938	23,684,728
Balance at the end of the year – net basis	3,075,936	10,654,622	1,459,677
Adjustment to gross basis due to the adoption of ASC 326	54,895,541	—	—
Balance at the end of the year – gross basis	57,971,477	10,654,622	1,459,677